JPMorgan US Sustainable Leaders Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan US Sustainable Leaders Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 587
Expense Example, No Redemption, 3 Years	787
Expense Example, No Redemption, 5 Years	1,003
Expense Example, No Redemption, 10 Years	1,624
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	435
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,601
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	197
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 863